Securities (Schedule Of Contractual Maturities) (Details) (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010
Securities [Abstract]
Available-for-sale Securities, One year or less, Amortized Cost	$ 301,992
Available-for-sale Securities, One year through five years, Amortized Cost	447,564
Available-for-sale Securities, Five years through ten years, Amortized Cost	159,505
Available-for-sale Securities, Ten years and thereafter, Amortized Cost	534,468
Available-for-sale Securities, Amortized Cost	1,443,529	1,009,142
Available-for-sale Securities, One year or less, Estimated Fair Value	302,329
Available-for-sale Securities, One year through five years, Estimated Fair Value	449,236
Available-for-sale Securities, Five years through ten years, Estimated Fair Value	172,066
Available-for-sale Securities, Ten years and thereafter, Estimated Fair Value	562,808
Available-for-sale Securities, Total	1,486,439	1,060,366
Held-to-maturity Securities, One year or less, Amortized Cost	1,729
Held-to-maturity Securities, One year through five years, Amortized Cost	663,871
Held-to-maturity Securities, Five years through ten years, Amortized Cost	492,407
Held-to-maturity Securities, Ten years and thereafter, Amortized Cost	1,212,110
Held-to-maturity Securities, Amortized Cost	2,370,117	1,880,154
Held-to-maturity Securities, One year or less, Estimated Fair Value	1,745
Held-to-maturity Securities, One year through five years, Estimated Fair Value	668,228
Held-to-maturity Securities, Five years through ten years, Estimated Fair Value	513,849
Held-to-maturity Securities, Ten years and thereafter, Estimated Fair Value	1,250,570
Held-to-maturity Securities, Total	2,434,392	1,913,454
Marketable Securities, One year or less, Amortized Cost	303,721
Marketable Securities, One year through five years, Amortized Cost	1,111,435
Marketable Securities, Five years through ten years, Amortized Cost	651,912
Marketable Securities, Ten years and thereafter, Amortized Cost	1,746,578
Marketable Securities Amortized Cost	3,813,646	2,889,296
Marketable Securities, One year or less, Estimated Fair Value	304,074
Marketable Securities, One year through five years, Estimated Fair Value	1,117,464
Marketable Securities, Five years through ten years, Estimated Fair Value	685,915
Marketable Securities, Ten years and thereafter, Estimated Fair Value	1,813,378
Marketable Securities, Estimated fair Value	$ 3,920,831	$ 2,973,820